Intangible assets, net	12 Months Ended
Dec. 31, 2022
ZHEJIANG TIANLAN
Intangible assets, net
10.	Intangible assets, net

	December 31,
	2022	2021
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	3,950	3,750
Others	165	165

	4,115	3,915

Less: Accumulated amortization	(2,307)	(2,050)

Net carrying amount	1,808	1,865

	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Amortization expense	257	255	142

At December 31, 2022, estimated future intangible assets amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2023	257
2024	257
2025	257
2026	257
2027	257
Thereafter	523

Total	1,808